Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 24, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

   Re:    PIMCO ETF Trust (the “Trust”)

             (File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the form of the Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from the Prospectus contained in Post-Effective Amendment No. 470, which was filed on August 10, 2021, and (ii) the text of Post-Effective Amendment No. 470 was filed electronically on August 10, 2021.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:       Ryan Leshaw

   Timothy Bekkers

   Sonia Bui

   Douglas P. Dick